Senior Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Senior Debt Tables
Future Minimum Payments on Credit Facility	Future minimum principal payments on the credit facility at June 30, 2015 are as follows:
Years ending
June 30
2016	2,230,000
$2,230,000

Future minimum payments on the credit facility at December 31, 2014 are as follows:

Years ending December 31,
2015	-
2016	2,230,000
$2,230,000